OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 7: -     OPERATING SEGMENTS

General:

The Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment consists of the parent Company and two of the Company's subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. The Human segment consists of the Company's subsidiaries, Biomica Ltd. and Canonic Ltd. The Industry segment consists of the Company's subsidiary Casterra AG Ltd. The segments were determined on the basis of information considered by the Chief Operating Decision-Maker (“CODM”) for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Human segment	-	Discovery and development of human microbiome-based therapeutics.

Industry segment	-	Develops improved castor bean seeds to serve as a feedstock source for biofuel and other industrial uses.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Segments performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

a.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2020

Revenues	$354	$-	$-	$19	$373

Operating loss	$(4,392)	$(147)	$(1,861)	$(5,684)	$(12,084)

Net financing income					$59

Loss before taxes on income					$(12,025)

b.	The following table presents the Company’s revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2019

Revenues	$497	$20	$-	$23	$540

Operating loss	$(4,724)	$(219)	$(1,090)	$(3,339)	$(9,372)

Net financing income					$1,480

Loss before taxes on income					$(7,892)

c.	Major customers:

Revenues from major customers each of whom amounts to 10% or more of total revenues:

	Six months ended June 30,
	2020	2019
	Unaudited

Customer A	12%	-
Customer B (subsidiary shareholder)	67%	46%
Customer C	-	25%
Customer D	12%	-
Customer E	-	18%

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Six months ended June 30,
	2020	2019
	Unaudited

United States	67%	46%
Israel	17%	29%
Brazil	12%	18%
Other	4%	7%

	100%	100%

The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	June 30, 2020	December 31, 2019
	Unaudited	Audited

United States	89%	88%
Israel	11%	12%

	100%	100%